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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21143



                           Blue and White Funds Trust
--------------------------------------------------------------------------------
                Exact name of registrant as specified in charter)

8383 Wilshire Blvd, Suite 100                Beverly Hills CA 90211
--------------------------------------------------------------------------------
(Address of principal executive offices)           (Zip code)

InCap Service Company, 630 Fitzwatertown Road "A" Willow Grove, PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 877 429-3863


Date of fiscal year end: 08/31/2004

Date of reporting period: 06/30/2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2003 with respect to which the Registrant was entitled to vote:

      (a).  The name of the issuer of the portfolio security;

      (b).  The exchange ticker symbol of the portfolio security;

      (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

      (d).  The shareholder meeting date;

      (e).  A brief identification of the matter voted on;

      (f). Whether the matter was proposed by the issuer or by a security holder;

      (g).  Whether the Registrant cast its vote on the matter;

      (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i).  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue and White Funds Trust

By (Signature and Title)* /s/ Michael Poutre, President
                          -----------------------------

Date June 8, 2005

* Print the name and title of each signing officer under his or her signature.

Exhibit A
---------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21143
Reporting Period: 07/01/2003 - 06/30/2004
Blue and White Funds Trust

Nice-Systems Ltd.

Ticker:     NICE              Security ID:  653656108
Meeting Date: December 2, 2003   Meeting Type: Annual
Record Date:  October 24, 2003

#     Proposal                                  Mgt Rec     Vote Cast Sponsor
A     Elect 7 Directors                         For         No Vote   Management

B     To approve the directors' remuneration    For         No Vote   Management

C     To approve the Company's Employee         For         No Vote   Management
      Stock Option Plan ("ESOP")

D     To approve the Company's Employee         For         No Vote   Management
      Stock Purchase Plan ("ESPP")              For         No Vote   Management

E     Subject to approval of the ESOP and
      pursuant to its terms, to approve the
      grant of 50,000 options to purchase
      Ordinary Shares of the Company to the
      chairman of the board, Ron Gutler and
      15,000 options to purchase ordinary
      shares of the company to the vice
      chairman of the board, Joseph Atsmon

F     To re-appoint the Company's independent   For         No Vote   Management
      auditors and to authorize the Company's
      board of directors to fix their
      remuneration

G     Review of the Company's audited           For         No Vote   Management
      annual financial statements for the
      year ended on December 31, 2002


Formula Systems (1985)
Ltd.

Ticker:     FORTY              Security ID:  346414105
Meeting Date: February 29, 2004   Meeting Type:
Annual
Record Date:  February 2, 2004

#     Proposal                                  Mgt Rec     Vote Cast Sponsor
1     Elect 4 Directors                         For         No Vote   Management

2     To approve the remuneration for one       For         No Vote   Management
      of the Directors of the Company

3     To receive and consider the               For         No Vote   Management
      Consolidated Financial Statements of
      the Company for the year ended
      December 31, 2002

4     To reappoint BDO Ziv & Haft as the        For         No Vote   Management
      Company's independent auditors for the
      2003 fiscal year, and to authorize the
      Board of Directors to fix their
      remuneration

5     To authorize the Board of Directors to    For         No Vote   Management
      insure the Company's directors and
      office holders and its affiliates
      through D&O insurance.